Share capital - Loss per share (Details) - USD ($) $ / shares in Units, shares in Millions, $ in Millions	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019
Calculation of diluted income loss per share
Net loss	$ (79.3)	$ (73.5)
Basic weighted average number of shares outstanding	676.3	611.1
Stock options	0.0	0.0
Diluted weighted average number of shares outstanding	676.3	611.1
Basic (in dollars per share)	$ (0.12)	$ (0.12)
Diluted (in dollars per share)	$ (0.12)	$ (0.12)